Equity Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	228	128
Number of shares granted	121	135
Number of shares converted into common shares	(131)	(35)
Number of shares outstanding balance	218	228